Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Current assets
Rental deposits	$ 4	$ 8
Security deposits	1	1
Loans to employees	35	33
Prepaid expenses	334	263
Interest accrued and not due	59	48
Withholding taxes and others	398	256
Advance payments to vendors for supply of goods	25	25
Deposit with corporation	286	287
Deferred contract cost
Cost of obtaining a contract	104	113
Cost of fulfillment	21	12
Net investment in sublease of right of use asset	6	6
Other non financial assets	32	43
Other financial assets	31	38
Total Current prepayment and other assets	1,336	1,133
Non-current assets
Loans to employees	5	5
Security deposits	6	6
Deposit with corporation	12	4
Defined benefit plan assets	4	3
Prepaid expenses	41	13
Deferred contract cost
Cost of obtaining a contract	23	78
Cost of fulfillment	79	41
Withholding taxes and others	83	89
Net investment in sublease of right of use asset	37	43
Rental deposits	29	24
Other financial assets	113	23
Total Non- current prepayment and other assets	432	329
Total prepayment and other assets	1,768	1,462
Financial assets in prepayments and other assets	$ 624	$ 526